Segments of Operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 335	$ 317	$ 323
Realized gains (losses) on securities	(16)	35	68
Earnings before income taxes	319	352	391
Annuity [Member]
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	333	318	320
Run-off Life [Member]
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 2	$ (1)	$ 3